SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Summary of stock option activity

			Weighted‑
			Average	Weighted
		Weighted‑	Grant	Average
		Average	Date	Remaining	Aggregate
	Number of	Exercise	Fair	Contractual	Intrinsic
	Options	Price	Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Outstanding at December 31, 2021	4,809,078	5.91	7.38	8.68	2,619,574
Granted	2,640,598	3.28	2.13	—	—
Exercised	(197,975)	2.08	6.95	—	—
Forfeited	(964,789)	6.75	7.57	—	—
Outstanding at December 31, 2022	6,286,912	4.80	5.16	8.44	94,990
Granted	3,442,500	1.14	0.72	—	—
Exercised	(10,000)	0.55	5.72	—	—
Forfeited	(952,530)	4.59	3.45	—	—
Outstanding at December 31, 2023	8,766,882	3.39	3.60	8.24	2,011,843
Granted	3,925,945	1.68	1.04	—	—
Exercised	(185,620)	1.02	2.49	—	—
Forfeited	(483,022)	6.13	4.28	—	—
Cancelled	(2,176,945)	3.68	3.96	—	—
Outstanding at December 31, 2024	9,847,240	2.55	2.49	8.36	1,736,202
Vested and expected to vest at December 31, 2024	9,847,240	2.55	2.49	8.36	1,736,202
Exercisable at December 31, 2023	2,448,076	5.79	6.64	6.75	207,499
Exercisable at December 31, 2024	3,440,384	4.27	5.15	6.49	616,539

Summary of Company's RSU activity under the 2021 Plan

The following table summarizes Company’s RSU activity under the 2021 Plan for the years ended December 31, 2024:

Weighted
		Weighted‑	Average
		Average	Remaining
	Number of	Grant Date	Contractual
	RSU shares	Fair Value	Term
US$ per
		RSU	Years
Unvested at December 31, 2023	—	—	—
Granted	988,750	2.10	3.56
Vested	—	—	—
Forfeited	(16,250)	2.10	3.56
Unvested at December 31, 2024	972,500	2.10	3.56

Summary of assumptions used to estimate the fair value of the share options granted

	For the years ended
	December 31,
	2022	2023	2024
Risk‑free interest rate	1.92% - 4.25%	3.38% - 4.86%	4.18% - 4.59%
Dividend yield	0%	0%	0%
Expected volatility range	74.2% - 74.9%	72.6% - 73.1%	73.3% - 75.6%
Exercise multiple	2.2 - 2.8	2.2 - 2.8	2.2 - 2.8
Contractual life	10 years	10 years	10 years

Summary of total share based compensation expenses recognized

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Research and development expenses	7,227,298	4,860,548	3,313,833
Administrative expenses	3,292,984	2,411,152	1,595,740
Total share‑based compensation expenses	10,520,282	7,271,700	4,909,573